Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic (Israel)	$ 15,765	$ 13,388	$ 7,022
Foreign (U.S.)	41	1,953	0
Total	$ 15,806	$ 15,341	$ 7,022